Contingencies and restrictions (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Mar. 24, 2017	Aug. 26, 2016
Statement [Line Items]
Tax contingency, amount claimed			$ 14,400	$ 17,800
Tax contingency, amount under dispute correspond to excess charge levied	$ 7,000
Expected claim for differences in specific tax on mining activities	69,000
Guarantee obligations	551
Other environment related contingent liability [member]
Statement [Line Items]
Estimated Contingent Liabilities	9,000
Provision for taxes other than income tax [member]
Statement [Line Items]
Tax contingency, amount under dispute	32,200
Tax contingency, amount under dispute correspond to excess charge levied	7,000
Tax Contingency Amount Related To Specific Mining Tax	25,200
Tax Contingency Excess Charge Amount Returned	5,800
Tax Contingency Amount Related To First Category Tax Rate Plus Interests And Fines	1,200
Soquimich Comercial S.A. [Member]
Statement [Line Items]
Lawsuits, damages owed, value	1,200
Collateral Security Carrying Value	$ 9,611	$ 9,423
Lawsuit one [Member]
Statement [Line Items]
Lawsuits, name of plaintiff	City of Pomona California, USA
Lawsuits, name of defendant	SQM North America Corporation
Lawsuits, lawsuit filing date	December 2010
Lawsuits, domicile of litigation	United States District Court Central District of California
Lawsuits, allegations	Payment of expenses and other amounts related to the treatment of groundwater to allow for its consumption by removing the existing perchlorate in such groundwater that allegedly comes from Chilean fertilizers.
Lawsuits, litigation status	On May 17, 2018, district judge Gary Klausner sentenced in favor of SQM NA following the verdict of the jury, On February 6, 2020, the court of appeals of the 9th circuit of United States ordered a retrial before the District Court.
Lawsuits, nominal value	ThUS$ 32,000
Lawsuit two [Member]
Statement [Line Items]
Lawsuits, name of plaintiff	City of Lindsay, California, USA
Lawsuits, name of defendant	SQM NA and the Company (still not noticed)
Lawsuits, lawsuit filing date	December 2010
Lawsuits, domicile of litigation	United States District Court Eastern District of California.
Lawsuits, allegations	Payment of expenses and other amounts related to the treatment of groundwater to allow for its consumption by removing the existing perchlorate in such groundwater that allegedly comes from Chilean fertilizers.
Lawsuits, litigation status	Filing of the case, processing suspended.
Lawsuits, nominal value	Not possible to determine.
Lawsuit three [Member]
Statement [Line Items]
Lawsuits, name of plaintiff	H&V Van Mele N.V.
Lawsuits, name of defendant	NV Euroports, SQM Europe N.V. y and its insurance companies
Lawsuits, lawsuit filing date	July 2013
Lawsuits, domicile of litigation	Commercial Court
Lawsuits, allegations	Alleged indirect responsibility for the absence of adequate specifications for the SOP–WS by the Belgian distributor
Lawsuits, litigation status	Sentencing against NV Euroports and subsidy SQM Europe N.V., for EUR 206,675.91, Appeal presented in November 2017
Lawsuits, nominal value	ThUS$ 430
Lawsuit four [Member]
Statement [Line Items]
Lawsuits, name of plaintiff	Carlos Aravena Carrizo et al.
Lawsuits, name of defendant	SQM Nitratos S.A. and its insurers
Lawsuits, lawsuit filing date	May 2014
Lawsuits, domicile of litigation	18th Civil Court Santiago
Lawsuits, allegations	Lawsuit seeking compensation for damages for alleged civil liability under tort as a result of an explosion that occurred during 2010 near Baquedano, causing the death of 6 employees
Lawsuits, litigation status	On May 7, 2019 2019 The 18th Civil Court of Santiago rejected the lawsuit. The case is before the Santiago Court of Appeals, which will hear the plaintiffs' appeal
Lawsuits, nominal value	ThUS$ 1,235
Lawsuit five [Member]
Statement [Line Items]
Lawsuits, name of plaintiff	SQM Salar S.A. and the Company
Lawsuits, name of defendant	Seguros Generales Suramericana S.A. (formerly - RSA Seguros Chile S.A.)
Lawsuits, lawsuit filing date	August 29, 2016.
Lawsuits, domicile of litigation	Arbitration award in accordance with the arbitration rules established by the CAM
Lawsuits, allegations	Complaint for forced compliance and collection of indemnification for insurance claim of February 7 and 8, 2013
Lawsuits, litigation status	Evidence stage
Lawsuit six [Member]
Statement [Line Items]
Lawsuits, name of plaintiff	Tyne and Wear Pension Fund represented by the Council of the Borough of South Tyneside acting as Lead Plaintiff
Lawsuits, name of defendant	The Company
Lawsuits, lawsuit filing date	January 2016
Lawsuits, domicile of litigation	United States District Court – Southern District of New York
Lawsuits, allegations	Alleged damage to ADS holders of the Company resulting from alleged noncompliance with the securities regulations in the United States by the Company
Lawsuits, litigation status	Initial stage of disclosure of background information
Lawsuits, nominal value	ThUS$ 20,658
Lawsuit seven [Member]
Statement [Line Items]
Lawsuits, name of plaintiff	Ernesto Saldaña González et al
Lawsuits, lawsuit filing date	SQM Salar S.A., SQM Industrial S.A. and their insurance companies
Lawsuits, domicile of litigation	13
Lawsuits, allegations	Lawsuit seeking compensation for damages for alleged civil liability under tort law arising from the accident that occurred in July 2014 in the María Elena location
Lawsuits, litigation status	On March 6, 2019, the ruling in first instance was passed, dismissing the claim. The case is currently before the Santiago Court of Appeals, which will hear the plaintiffs' appeal.
Lawsuits, nominal value	ThUS$ 515
Lawsuit eight [Member]
Statement [Line Items]
Lawsuits, name of plaintiff	Transportes Buen Destino S.A.
Lawsuits, name of defendant	SQM Salar.
Lawsuits, lawsuit filing date	January 24, 2018
Lawsuits, domicile of litigation	Arbitration award in accordance with the arbitration rules established by the CAM
Lawsuits, allegations	Discrepancies generated in the implementation of the following contracts entered into between TBD and SQM Salar: (i) lithium brine transportation; and (ii) salt transportation
Lawsuits, litigation status	Pending evidentiary stage.
Lawsuits, nominal value	ThUS$ 3,019
Lawsuit nine [Member]
Statement [Line Items]
Lawsuits, name of plaintiff	Atacameña de Peine Indigenous Community, Atacameña de Camar Indigenous Community and the Consejo de Pueblos Atacameños.
Lawsuits, name of defendant	SMA. SQM Salar has intervened as an independent third party.
Lawsuits, lawsuit filing date	January 30, 2019
Lawsuits, domicile of litigation	1st Environmental Court
Lawsuits, allegations	Declare the SMA's decision illegal, which approved the PdC submitted by SQM Salar.
Lawsuits, litigation status	On December 26, 2019, the First Environmental Court of Antofagasta partially accepted the claim presented by the indigenous communities, rendering null and void the SMA resolution that approved the PdC and suspended the sanctions process against SQM Salar. On January 16, 2020, motions for cassation on grounds of form and substance, filed by the Company, were declared admissible and these will be addressed and resolved by the Supreme Court.
Lawsuits, nominal value	Not determined
Lawsuit ten [Member]
Statement [Line Items]
Lawsuits, name of plaintiff	Quillagua Aymara Indigenous Community and Quechua de Huatacondo Indigenous Community
Lawsuits, name of defendant	SMA
Lawsuits, lawsuit filing date	March 22, 2019
Lawsuits, domicile of litigation	First Environmental Court of Santiago
Lawsuits, allegations	Declare the SMA's decision illegal, which approved the PdC submitted by the Company
Lawsuits, litigation status	Pending the case hearing
Lawsuits, nominal value	Not determined
Lawsuit eleven [Member]
Statement [Line Items]
Lawsuits, name of plaintiff	Congresspersons Claudia Nathalie Mix Jiménez, Gael Fernanda Yeomans Araya, Camila Ruslay Rojas Valderrama et al.
Lawsuits, name of defendant	CORFO. The entity has intervened as an independent third party
Lawsuits, lawsuit filing date	September 6,2018
Lawsuits, domicile of litigation	Special Magistrate, Mr. Alejandro Madrid Crohare
Lawsuits, allegations	To render null and void the contract for the Salar de Atacama Project signed between CORFO and SQM Salar.
Lawsuits, litigation status	Discussion stage
Lawsuits, nominal value	Not determined
Lawsuit twelve [Member]
Statement [Line Items]
Lawsuits, name of plaintiff	Danilo Andrés Araya Rojas et al.
Lawsuits, name of defendant	FPC Ingeniería y Construcción SpA, SQM S.A. and its insurers
Lawsuits, lawsuit filing date	May, 2019
Lawsuits, domicile of litigation	19° Civil Court of Santiago
Lawsuits, allegations	Claim seeking compensation for damages, for extracontractual liability resulting from the traffic accident occurring on March 5, 2018 on Route 5, kilometer 1713, near Pozo Almonte, involving an overturned pick-up truck owned by FPC resulting in the death of its two occupants, both employees of FPC, one of which was father of the four claimants. At the time the accident occurred, the employees were heading towards their homes on the SQM site in Nueva Victoria (traffic accident). The four children of one of the deceased employees are the claimants in this case, compensation for moral damages
Lawsuits, litigation status	Discussion stage
Lawsuits, nominal value	ThUS$ 1,194
Lawsuit thirteen [Member]
Statement [Line Items]
Lawsuits, name of plaintiff	Servicios Logísticos Integrales Inversol SpA
Lawsuits, name of defendant	SQM Salar
Lawsuits, lawsuit filing date	June 24, 2019.
Lawsuits, domicile of litigation	Arbitration in accordance with the rules established by CAM
Lawsuits, allegations	Controversies originating in the implementation of the salt transportation contract
Lawsuits, litigation status	Discussion stage
Lawsuits, nominal value	ThUS$ 7,029
Lawsuit fourteen [Member]
Statement [Line Items]
Lawsuits, name of plaintiff	Fennix Industrial SpA
Lawsuits, name of defendant	SQM Salar
Lawsuits, lawsuit filing date	April 17, 2019.
Lawsuits, domicile of litigation	First Civil Court of Concepción.
Lawsuits, allegations	Disputes arising from the execution of civil works and electromechanical assembly contracts.
Lawsuits, litigation status	Pending ruling on motion to dismiss based on lack of jurisdiction.
Lawsuits, nominal value	THUS$ 770
Lawsuit fifteen [Member]
Statement [Line Items]
Lawsuits, name of plaintiff	Fennix Industrial SpA
Lawsuits, name of defendant	SQM Salar and other
Lawsuits, lawsuit filing date	May 8, 2019.
Lawsuits, domicile of litigation	Criminal Court of San Pedro de la Paz
Lawsuits, allegations	Alleged misappropriation of funds - controversies originating from contract execution for civil works and electromechanical assembly
Lawsuits, litigation status	Research stage.
Lawsuits, nominal value	THUS$ 436
Lawsuit sixteen [Member]
Statement [Line Items]
Lawsuits, name of plaintiff	Arrigoni Ingeniería y construcción S.A.
Lawsuits, name of defendant	SQM Salar
Lawsuits, lawsuit filing date	November 21, 2019
Lawsuits, domicile of litigation	Arbitration award in accordance with the arbitration rules established by the CAM
Lawsuits, allegations	Request to declare the end of Works Contract No. SC 9500002949, named “Expansion of Lithium Carbonate Plant Phase II” dated April 2, 2018
Lawsuits, litigation status	Discussion stage
Lawsuits, nominal value	THUS$ 13,054